High Income Securities Fund
Portfolio of Investments
May 31, 2026 (Unaudited)
Cr
Sh ar e s F air V alu e
CLOSED-END FUNDS — 39 .1%
Bancroft Fund Ltd. 13,819 $ 365,236
BlackRock Technology and Private Equity Term Trust 4,129 37,904
Blackstone Long-Short Credit Income Fund 20,289 221,353
Bluerock Private Real Estate Fund - I USD INC 156,897 2,362,869
BNY Mellon Municipal Bond Infrastructure Fund, Inc. 119,719 1,313,317
BNY Mellon Strategic Municipal Bond Fund, Inc. 1,311,538 8,065,959
BNY Mellon Strategic Municipals, Inc. 668,625 4,299,259
Clough Global Equity Fund 60,302 525,230
Clough Global Opportunities Fund 283,309 1,705,520
Credit Suisse High Yield Bond Fund 141,333 248,746
Destra Multi-Alternative Fund 53,371 384,805
Dreyfus High Yield Strategies Fund 239,008 587,960
Duff & Phelps Utility and Infrastructure Fund Inc. 86,118 1,232,349
Eagle Point Income Company, Inc. - USD Class 106,617 1,146,133
Ellsworth Growth and Income Fund Ltd. 119,444 1,613,688
ESC HNW(a)(b) 19,842 9,651
ESC MAV(a)(b) 157,094 41,803
ESC MHI(a)(b) 160,637 30,714
ESC PHT(a)(b) 28,477 —
Federated Premier Municipal Income Fund 13,996 158,015
Gabelli Dividend & Income Trust 151,344 4,425,299
GDL Fund 110,621 941,020
Highland Income Fund 5,385 34,895
John Hancock Diversified Income Fund 186,186 2,219,337
MFS High Income Municipal Trust 217,531 796,163
Neuberger Berman Next Generation Connectivity Fund, Inc. 429,020 7,160,344
Nuveen S&P 500 Dynamic Overwrite Fund 66,454 1,224,747
Saba Capital Income & Opportunities Fund II 27,767 239,074
Voya Asia Pacific High Dividend Equity Income Fund 136,859 1,181,093
Voya Emerging Markets High Dividend Equity Fund 428,427 3,238,908
XAI Octagon Floating Rate Alternative Income Trust - USD Class 105,993 1,970,410
Total Closed-End Funds (Cost $42,352,828) 47,781,801
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) — 34 .1%
AI Infrastructure Acquisition Corp.(b) 100,000 1,012,000
Aldabra 4 Liquidity Opportunity Vehicle, Inc.(b) 75,000 750,000
Archimedes Tech SPAC Partners III Co.(b) 20,000 201,600
Art Technology Acquisition Corp.(b) 50,000 500,000
Bain Capital GSS Investment Corp.(b) 100,000 1,019,000
Bitcoin Infrastructure Acquisition Corp. Ltd.(b) 75,000 749,250
Black Spade Acquisition III Co.(b) 50,000 499,000
Bleichroeder Acquisition Corp. II(b) 25,000 264,750
Bold Eagle Acquisition Corp. - Class A(b) 150,000 1,603,500
Cal Redwood Acquisition Corp. - Class A(b) 100,000 1,026,000
Cambridge Acquisition Corp.(b) 10,781 107,379
Cantor Equity Partners VI, Inc.(b) 35,000 358,050

High Income Securities Fund
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) — 34.1% (continued) Sh ar e s F air V alu e
CH4 Natural Solutions Corp.(b) 246 $ 2,458
Columbus Circle Capital Corp. II(b) 49,900 508,980
Crane Harbor Acquisition Corp. - Class A(b) 50,000 499,000
Daedalus Special Acquisition Corp.(b) 148,000 1,493,320
Dune Acquisition Corp. II(b) 200,000 2,075,999
Dynamix Corp.(b) 96,736 1,043,781
Dynamix Corp. III(b) 50,000 500,500
EQV Ventures Acquisition Corp. II - Class A(b) 77,148 784,981
Evolution Global Acquisition Corp.(b) 1,900 19,038
FG Imperii Acquisition Corp.(b) 50,000 500,000
FIGX Capital Acquisition Corp.(b) 100,090 1,023,921
Forefront Tech Holdings Acquisition Corp.(b) 10,566 105,237
Fortress Value Acquisition Corp. V(b) 50,000 504,000
GigCapital8 Corp.(b) 100,000 1,005,500
GigCapital9 Corp.(b) 50,090 508,914
HCM IV Acquisition Corp.(b) 50,000 505,000
Hennessy Capital Investment Corp. VIII(b) 50,000 501,500
Highview Merger Corp. - Class A(b) 100,000 1,015,000
Illumination Acquisition Corp. I(b) 25,000 250,250
Indigo Acquisition Corp.(b) 143,399 1,455,500
Inflection Point Acquisition Corp. VI(b) 49,998 501,480
Inflection Point Acquisition Corp. VI(b) 2 20
Insight Digital Partners II(b) 100,000 1,004,000
Irenic Acquisition Corp.(b) 50,000 501,500
Jackson Acquisition Co. II - Class A(b) 50,129 531,869
Jena Acquisition Corp. II - Class A(b) 71,213 736,342
Kensington Capital Acquisition Corp. VI(b) 49,356 494,054
Legato Merger Corp. III(b) 50,000 501,000
Lightwave Acquisition Corp.(b) 100,000 1,021,000
M Evo Global Acquisition Corp. II(b) 50,000 503,000
M3-Brigade Acquisition VI Corp.(b) 50,000 506,500
McKinley Acquisition Corp. - Class A(b) 100,000 1,019,000
Meshflow Acquisition Corp.(b) 100,000 1,005,000
NewHold Investment Corp. IV(b) 59,636 604,113
OneIM Acquisition Corp.(b) 50,000 502,500
Oyster Enterprises II Acquisition Corp. - Class A(b) 200,000 2,052,000
Peace Acquisition Corp.(b) 29,670 298,480
QDRO Acquisition Corp.(b) 11,891 119,267
Quantum Leap Acquisition Corp.(b) 48,750 488,231
RRE Ventures Acquisition Corp.(b) 100,000 1,001,000
Silver Pegasus Acquisition Corp. - Class A(b) 100,000 1,025,000
Spring Valley Acquisition Corp. III - Class A(b) 62,013 661,059
Spring Valley Acquisition Corp. IV(b) 25,000 258,250
Talon Capital Corp.(b) 77,000 790,790
Vendome Acquisition Corp. I - Class A(b) 100,000 1,020,000
Viking Acquisition Corp. I(b) 50,000 517,500
Wen Acquisition Corp.(b) 106,000 1,089,680

High Income Securities Fund
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) — 34.1% (continued) Sh ar e s F air V alu e
Willow Lane Acquisition Corp. II(b) 50,000 $ 513,000
Total Special Purpose Acquisition Companies (SPACS) (Cost $40,695,295) 41,659,043
BUSINESS DEVELOPMENT COMPANIES — 18 .3%
Barings BDC, Inc. 110,159 953,977
BCP Investment Corp. 208,600 1,568,672
Blue Owl Capital Corp. 135,129 1,521,553
Blue Owl Technology Finance Corp. 254,925 2,832,217
CION Investment Corp. 626,379 4,228,057
Crescent Capital BDC, Inc. 192,238 2,193,436
FS KKR Capital Corp. 210,792 2,291,309
Horizon Technology Finance Corp. 308,176 1,352,893
Investcorp Credit Management BDC, Inc. 355,658 458,799
Nuveen Churchill Direct Lending Corp. 82,044 1,071,495
OFS Capital Corp. 15,038 52,182
PhenixFIN Corp. 19,218 809,462
Runway Growth Finance Corp. 472,501 3,057,081
Total Business Development Companies (Cost $33,690,920) 22,391,133
PREFERRED STOCKS — 3 .2%
Business Development Companies — 1 .2%
OFS Credit Co., Inc., Series E, 5.25%, 12/31/2026 60,000 1,485,600
Closed-End Fund — 0 .3%
Highland Opportunities and Income Fund, Series B, 5.38%, Perpetual(b) 21,326 347,294
Real Estate Investment Trusts — 1 .7%
Cedar Realty Trust, Inc., Series C, 6.50%, Perpetual 41,813 825,556
NexPoint Diversified Real Estate Trust, Series A, 5.50%, Perpetual 94,082 1,246,116
2,071,672
Total Preferred Stocks (Cost $4,450,793) 3,904,566
TRUSTS — 1 .0 % C e r t i fi c a t e s F air V alu e
Copper Property CTL Pass Through Trust 109,428 1,189,482
Total Trusts (Cost $1,218,665) 1,189,482
REAL ESTATE INVESTMENT TRUSTS — COMMON — 0 .8 % Sh ar e s
DIVERSIFIED REITS — 0 .8%
NexPoint Diverisfied Real Estate Trust 176,509 942,558
Total Real Estate Investment Trusts — Common (Cost $2,269,956) 942,558
WARRANTS — 0 .3 % C ont ra ct s F air V alu e
Asset Management — 0 .3%
AA Mission Acquisition Corp.,
  Expires 8/2/2030,
  Exercise Price $11.50(a)(b) 50,000 –
Andretti Acquisition Corp. II,
  Expires 10/25/2029,
  Exercise Price $11.50(b) 2,183 546

High Income Securities Fund
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Asset Management — 0.3% (continued)
Apex Treasury Corp.,
  Expires 11/18/2030,
  Exercise Price $11.50(b) 21,500 $ 6,665
Bitcoin Infrastructure Acquisition Corp. Ltd.,
  Expires 12/2/2030,
  Exercise Price $11.50(b) 37,500 9,413
Blue Water Acquisition Corp. III,
  Expires 1/1/2027,
  Exercise Price $11.50(b) 27,164 10,322
Centurion Acquisition Corp.,
  Expires 8/2/2029,
  Exercise Price $11.50(b) 78,125 11,727
CSLM Digital Asset Acquisition Corp. III Ltd.,
  Expires 9/20/2030,
  Exercise Price $11.50(b) 50,000 10,000
Dune Acquisition Corp. II,
  Expires 6/13/2030,
  Exercise Price $11.50(b) 150,000 73,949
Dynamix Corp. III,
  Expires 11/20/2030,
  Exercise Price $11.50(b) 25,000 7,250
EQV Ventures Acquisition Corp. II,
  Expires 7/1/2031,
  Exercise Price $11.50(b) 25,716 11,444
Evolution Global Acquisition Corp.,
  Expires 11/8/2030,
  Exercise Price $11.50(b) 950 333
FIGX Capital Acquisition Corp.,
  Expires 6/27/2030,
  Exercise Price $11.50(b) 50,045 12,016
Hardon Energy Inc,
  Expires 9/12/2029,
  Exercise Price $11.50(b) 80,308 27,231
Highview Merger Corp.,
  Expires 8/13/2030,
  Exercise Price $11.50(b) 50,000 16,999
Inflection Point Acquisition Corp. VI,
  Expires 5/16/2031,
  Exercise Price $11.50(b) 16,666 12,000
Insight Digital Partners II,
  Expires 1/1/2031,
  Exercise Price $11.50(b) 50,000 12,550
Kensington Capital Acquisition Corp. VI,
  Expires 2/11/2031,
  Exercise Price $10.00(b) 12,339 6,419
Legato Merger Corp. III,
  Expires 3/29/2029,
  Exercise Price $11.50(b) 20,098 12,663
Lightwave Acquisition Corp.,
  Expires 6/25/2030,
  Exercise Price $11.50(b) 50,000 10,505
Lionheart Holdings,
  Expires 8/10/2029,
  Exercise Price $11.50(b) 36,669 6,589
M3-Brigade Acquisition V Corp.,
  Expires 9/24/2030,
  Exercise Price $11.50(b) 29,431 10,001
M3-Brigade Acquisition VI Corp.,
  Expires 8/6/2030,
  Exercise Price $11.50(b) 16,666 6,166
Relativity Acquisition Corp.,
  Expires 2/12/2027,
  Exercise Price $11.50(a)(b) 21,700 –
Roman DBDR Acquisition Corp. II,
  Expires 2/4/2030,
  Exercise Price $11.50(b) 62,500 14,375

High Income Securities Fund
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Asset Management — 0.3% (continued)
Silverbox Corp. IV,
  Expires 9/25/2029,
  Exercise Price $11.50(b) 36,683 $ 5,869
SIM Acquisition Corp. I,
  Expires 8/29/2029,
  Exercise Price $11.50(b) 75,000 13,463
Spring Valley Acquisition Corp. III,
  Expires 10/1/2030,
  Exercise Price $11.50(b) 1,170 2,106
Talon Capital Corp.,
  Expires 9/6/2030,
  Exercise Price $11.50(b) 25,666 13,090
Vendome Acquisition Corp. I,
  Expires 2/19/2026,
  Exercise Price $11.50(b) 50,000 12,005
Viking Acquisition Corp. I,
  Expires 11/4/2030,
  Exercise Price $11.51(b) 11,333 14,393
Voyager Acquisition Corp.,
  Expires 5/19/2031,
  Exercise Price $11.50(b) 100,000 15,000
Total Warrants (Cost $250,291) 365,089
RIGHTS — 0 .3 % Sh ar e s F air V alu e
AI Infrastructure Acquisition Corp.,
  Expires 2/21/2030,
  Exercise Price $0.00(b) 100,000 21,000
Axiom Intelligence Acquisition Corp. 1,
  Expires 6/10/2030,
  Exercise Price $10.00(b) 9,000 3,285
Blue Acquisition Corp.,
  Expires 6/11/2030,
  Exercise Price $1.00(b) 143,700 50,295
Bold Eagle Acquisition Corp.,
  Expires 10/11/2029,
  Exercise Price $10.00(b) 100,000 30,140
Cal Redwood Acquisition Corp.,
  Expires 5/15/2030,
  Exercise Price $10.00(b) 100,000 23,000
Cayson Acquisition Corp.,
  Expires 6/24/2026,
  Exercise Price $10.00(b) 45,000 9,765
EGH Acquisition Corp.,
  Expires 5/12/2027,
  Exercise Price $10.00(b) 50,000 21,000
Eureka Acquisition Corp.,
  Expires 7/3/2026,
  Exercise Price $10.00(b) 50,000 23,975
Flag Ship Acquisition Corp.,
  Expires 3/31/2026,
  Exercise Price $0.11(b) 137,500 11,028
GigCapital8 Corp.,
  Expires 9/30/1930,
  Exercise Price $1.00(b) 100,000 34,000
Indigo Acquisition Corp.,
  Expires 4/2/2027,
  Exercise Price $10.00(b) 143,399 18,642
McKinley Acquisition Corp.,
  Expires 7/25/2030,
  Exercise Price $10.00(b) 100,000 21,000
Oyster Enterprises II Acquisition Corp.,
  Expires 5/22/2030,
  Exercise Price $10.00(b) 200,000 33,580

High Income Securities Fund
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
RIGHTS — 0.3% (continued) Sh ar e s F air V alu e
Silver Pegasus Acquisition Corp.,
  Expires 6/26/2030,
  Exercise Price $10.00(b) 100,000 $ 24,700
Sizzle Acquisition Corp. II,
  Expires 4/2/2030,
  Exercise Price $10.00(b) 50,600 8,597
Soulpower Acquisition Corp.,
  Expires 6/27/2026,
  Exercise Price $1.00(b) 67,800 8,678
Total Rights (Cost $270,955) 342,685
COMMON STOCKS — 0 .2%
Real Estate Management & Development — 0 .2%
Gyrodyne LLC(b) 30,000 211,500
Total Common Stocks (Cost $308,241) 211,500
OTHER NOTES — 0 .0%
Legacy IMBDS, Inc.(a)(b)(c) 27,802 —
Total Other Notes (Cost $687,773) —
SHORT-TERM INVESTMENTS — 3 .0%
MONEY MARKET FUNDS — 3 .0%
Invesco Treasury Portfolio - Institutional Class, 3.52%(d) 1,831,226 1,831,226
Fidelity Institutional Money Market Government Portfolio - Class I, 3.48%(d) 1,831,226 1,831,226
Total Short-Term Investments (Cost $3,662,452) 3,662,452
TOTAL INVESTMENTS — 100 .1% (Cost $ 129,858,169 ) 122,450,309
Liabilities in Excess of Other Assets —  ( 0 .1 ) % (117,828)
TOTAL NET ASSETS — 100.0% $ 122,332,481
Percentages are stated as a percent of net assets.
BDC - Business Development Company
LLC - Limited Liability Company
REIT - Real Estate Investment Trust
(a) Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund's Board of Directors.
These securities represented $82,168 or 0.1% of net assets as of May 31, 2026.
(b) Non-income producing security.
(c) Issuer is currently in default.
(d) The rate shown represents the 7-day annualized effective yield as of May 31, 2026.